Events after the reporting date (Details Narrative)	1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 shares
IfrsStatementLineItems [Line Items]
Ordinary shares | shares		1,382,185	1,276,248	20,528,803	18,598,414
Total gross proceeds | $		$ 769,936	$ 3,295,822	$ 9,979,861
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares	70,708
Total gross proceeds | $	$ 554,428